UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2012

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Anthony D. Cecchini
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Anthony D. Cecchini
Oak Brook, IL
February 1, 2013

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $277,989 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      261 6264.0000SH       SOLE                                  6264.0000
Chevron Corp                   COM              166764100      348 3222.5608SH       SOLE                                  3222.5608
McDonalds Corp                 COM              580135101     7345 83266.0000SH      SOLE                                 83266.0000
Alerian MLP ETF                COM              00162q866    28320 1775550.0000SH    SOLE                               1775550.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      231 9554.0000SH       SOLE                                  9554.0000
E Tracs Alerian MLP Infrastruc COM              902641646      653 20065.0000SH      SOLE                                 20065.0000
JP Morgan Alerian MLP Index ET COM              46625h365    18094 470450.0000SH     SOLE                                470450.0000
Nuveen Real Estate Income Fund COM              67071B108      124 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      609 14715.9956SH      SOLE                                 14715.9956
SPDR Gold Trust                COM              78463v107      954 5886.0000SH       SOLE                                  5886.0000
SPDR S&P 500 ETF Trust         COM              78462F103    36599 257000.1582SH     SOLE                                257000.1582
SPDR S&P International Small C COM              78463x871      557 19575.0000SH      SOLE                                 19575.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107      883 4752.2224SH       SOLE                                  4752.2224
Vanguard FTSE All-World EX-US  COM              922042775    49827 1089119.2808SH    SOLE                               1089119.2808
Vanguard Growth Vipers         COM              922908736      716 10052.6741SH      SOLE                                 10052.6741
Vanguard Large Cap             COM              922908637    14177 217575.9033SH     SOLE                                217575.9033
Vanguard MSCI Emerging Markets COM              922042858    24442 548889.6600SH     SOLE                                548889.6600
Vanguard Mid Cap Value         COM              922908512      487 8280.0000SH       SOLE                                  8280.0000
Vanguard Mid Cap Vipers        COM              922908629    11066 134231.0010SH     SOLE                                134231.0010
Vanguard REIT Vipers           COM              922908553      427 6484.6846SH       SOLE                                  6484.6846
Vanguard S&P 500 ETF           COM              922908413    10972 168305.0000SH     SOLE                                168305.0000
Vanguard Small Cap             COM              922908751     1926 23806.2691SH      SOLE                                 23806.2691
Vanguard Total Stock Market Vi COM              922908769     9446 128902.3989SH     SOLE                                128902.3989
Vanguard Value                 COM              922908744      789 13423.4207SH      SOLE                                 13423.4207
iShares Barclays US Treasury I COM              464287176      673 5545.2826SH       SOLE                                  5545.2826
iShares Gold Trust             COM              464285105      775 47590.0000SH      SOLE                                 47590.0000
iShares MSCI Eafe Index Fund   COM              464287465     1968 34610.2822SH      SOLE                                 34610.2822
iShares MSCI Emerging Markets  COM              464287234     1558 35137.4194SH      SOLE                                 35137.4194
iShares Russell 1000 Growth    COM              464287614     4586 70032.0000SH      SOLE                                 70032.0000
iShares Russell 1000 Index Fun COM              464287622     3098 39135.3517SH      SOLE                                 39135.3517
iShares Russell 1000 Value Ind COM              464287598     3501 48074.2667SH      SOLE                                 48074.2667
iShares Russell 2000 Growth    COM              464287648      478 5011.2857SH       SOLE                                  5011.2857
iShares Russell 2000 Index     COM              464287655     5301 62866.2293SH      SOLE                                 62866.2293
iShares Russell 2000 Value     COM              464287630      432 5727.2997SH       SOLE                                  5727.2997
iShares Russell 3000 Index     COM              464287689      463 5471.0000SH       SOLE                                  5471.0000
iShares Russell Midcap         COM              464287499     9537 84325.6027SH      SOLE                                 84325.6027
iShares Russell Midcap Growth  COM              464287481     9877 157279.8745SH     SOLE                                157279.8745
iShares Russell Midcap Value   COM              464287473    10274 204498.5561SH     SOLE                                204498.5561
iShares Tr S&P 500/Barra Growt COM              464287309      648 8553.0000SH       SOLE                                  8553.0000
iShares Trust S&P 500 Index    COM              464287200     5569 38906.4052SH      SOLE                                 38906.4052